Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance - Undrawn Credit Lines [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as at beginning of period	$ 8,651,193	$ 7,650,382
Exposure as at beginning of period	710,165	560,338
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(13,495)	440,473
Total	9,347,863	8,651,193
ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as at beginning of period	82,033	78,744
Exposure as at beginning of period	40,585	1,273
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(5,340)	(1,366)
Refinements to models used for calculation	(7,397)	235
Foreign exchange adjustments	(32)	3,147
Total	109,849	82,033
Stage 1 - Individual [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as at beginning of period	1,178,448	1,055,119
Exposure as at beginning of period	(59,843)	110,630
Transfer to Stage 1	148,946	21,447
Transfer to Stage 2	(16,871)	(20,684)
Transfer to Stage 3	(105)	(62)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(389)	11,998
Total	1,250,186	1,178,448
Stage 1 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as at beginning of period	575	1,236
Exposure as at beginning of period	133	(647)
Transfer to Stage 1	306	28
Transfer to Stage 2	(26)	(48)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(162)	(2)
Refinements to models used for calculation	350
Foreign exchange adjustments	1	8
Total	1,177	575
Stage 1 - Group [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as at beginning of period	7,130,566	6,244,331
Exposure as at beginning of period	833,590	493,150
Transfer to Stage 1	641,127	547,431
Transfer to Stage 2	(728,386)	(562,964)
Transfer to Stage 3	(5,653)	(4,738)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(14,188)	413,356
Total	7,857,056	7,130,566
Stage 1 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as at beginning of period	69,990	65,078
Exposure as at beginning of period	40,046	4,207
Transfer to Stage 1	6,856	6,216
Transfer to Stage 2	(9,368)	(6,833)
Transfer to Stage 3	(75)	(68)
Impact on year-end ECL of exposures transferred between stages during the year	604	370
Refinements to models used for calculation	(7,378)	(1,574)
Foreign exchange adjustments	(79)	2,594
Total	100,596	69,990
Stage 2 - Individual [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as at beginning of period	137,812	142,328
Exposure as at beginning of period	(44)	(5,814)
Transfer to Stage 1	(148,928)	(21,447)
Transfer to Stage 2	16,969	20,850
Transfer to Stage 3	(580)	(386)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	574	2,281
Total	5,803	137,812
Stage 2 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as at beginning of period	485	1,038
Exposure as at beginning of period	272	(598)
Transfer to Stage 1	(299)	(28)
Transfer to Stage 2	72	159
Transfer to Stage 3	(9)	(28)
Impact on year-end ECL of exposures transferred between stages during the year	(46)	(73)
Refinements to models used for calculation	(412)
Foreign exchange adjustments		15
Total	63	485
Stage 2 - Group [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as at beginning of period	180,023	182,812
Exposure as at beginning of period	(55,356)	(32,854)
Transfer to Stage 1	(637,188)	(547,431)
Transfer to Stage 2	737,467	568,515
Transfer to Stage 3	(3,599)	(2,046)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	593	11,027
Total	221,940	180,023
Stage 2 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as at beginning of period	1,130	3,268
Exposure as at beginning of period	15	(1,345)
Transfer to Stage 1	(4,617)	(6,216)
Transfer to Stage 2	12,933	8,760
Transfer to Stage 3	(22)	(33)
Impact on year-end ECL of exposures transferred between stages during the year	(7,633)	(3,159)
Refinements to models used for calculation	(117)	(224)
Foreign exchange adjustments	(6)	79
Total	1,683	1,130
Stage 3 - Individual [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as at beginning of period	732	857
Exposure as at beginning of period	(505)	(446)
Transfer to Stage 1	(18)
Transfer to Stage 2	(98)	(166)
Transfer to Stage 3	685	448
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(7)	39
Total	789	732
Stage 3 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as at beginning of period	332	420
Exposure as at beginning of period	(210)	(219)
Transfer to Stage 1	(7)
Transfer to Stage 2	(46)	(111)
Transfer to Stage 3	9	28
Impact on year-end ECL of exposures transferred between stages during the year	139	192
Refinements to models used for calculation	160	1
Foreign exchange adjustments	(4)	21
Total	373	332
Stage 3 - Group [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as at beginning of period	23,612	24,935
Exposure as at beginning of period	(7,677)	(4,328)
Transfer to Stage 1	(3,939)
Transfer to Stage 2	(9,081)	(5,551)
Transfer to Stage 3	9,252	6,784
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(78)	1,772
Total	12,089	23,612
Stage 3 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as at beginning of period	9,521	7,704
Exposure as at beginning of period	329	(125)
Transfer to Stage 1	(2,239)
Transfer to Stage 2	(3,565)	(1,927)
Transfer to Stage 3	97	101
Impact on year-end ECL of exposures transferred between stages during the year	1,758	1,306
Refinements to models used for calculation		2,032
Foreign exchange adjustments	56	430
Total	$ 5,957	$ 9,521